Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities
Other Liabilities
($ in millions)

At December 31:	2013	2012*
Income tax reserves	$3,189	$2,527
Excess 401(k) Plus Plan	1,673	1,501
Disability benefits	699	890
Derivative liabilities	126	78
Special restructuring actions	440	430
Workforce reductions	500	473
Deferred taxes	1,741	448
Other taxes payable	186	24
Environmental accruals	231	216
Warranty accruals	171	167
Asset retirement obligations	129	127
Acquisition-related accruals	205	35
Other	644	691
Total	$9,934	$7,607

* Reclassified to conform with 2013 presentation.

Special actions liability rollforward
($ in millions)

	Liability			Liability
	as of			as of
	January 1,		Other	December 31,
	2013	Payments	Adjustments*	2013
Current
Workforce	$28	$(29)	$29	$27
Space	2	(1)	(1)	0
Total current	$30	$(30)	$28	$27
Noncurrent
Workforce	$430	$—	$10	$440
Total noncurrent	$430	$—	$10	$440